Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT

13. SUBSEQUENT EVENT

The Company evaluated all events and transactions from December 31, 2025 up to report date, which is the date that these consolidated financial statements are available to be issued.

On February 26, 2026, the board of directors of the Company approved and adopted the 2026 Equity Incentive Plan (the “2026 Plan”) to attract and retain employees, directors, officers and consultants. Pursuant to the 2026 Plan, the Company reserved an aggregate of 2,147,000 Class A ordinary shares for issuance, representing approximately 15.0% of the Company’s issued and outstanding Class A ordinary shares as of the record date.

In connection with the 2026 Plan, the Company also authorized the registration of the shares issuable under the plan on a Form S-8 registration statement.

The Company is in the process of implementing the 2026 Plan and assessing its potential financial impact.

On March 2026, NFT Ltd utilized its Form F-3 registration to complete a registered direct offering, raising gross proceeds of approximately $2.77 million (net of approximately $2.58 million after fees), with proceeds intended for working capital and general corporate purposes.

Subsequent to the extraordinary general meeting held on April 17, 2026, the Company completed a share capital restructuring in accordance with Cayman Islands law, including a reduction in par value and related reorganization measures. As a result, the Company’s authorized share capital was adjusted to US$5,000,000, divided into 9,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares, each with a reduced par value of US$0.0005 per share. The Company also adopted amended and restated memorandum and articles of association reflecting these changes. The authorized share consolidation has been approved but has not yet been implemented as of the date of this annual report. In April 2026, due to the failure of the platform software development, the Company entered into a termination agreement for the project and received a full refund of the prepayment for software development in the amount of $98,664,545.

In April 2026, due to the failure of the platform software development, the Company entered into a termination agreement for the project and received a full refund of the prepayment for software development in the amount of $98,664,545.

There are no further material subsequent events that require disclosure in these consolidated financial statements.